Shareholders' Equity - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Shareholders Equity [Line Items]
Percentage of the rights to profits allocated to ordinary shares	100.00%
Percentage of the dissolution rights allocated to ordinary shares	100.00%
Unrealized (loss) from hedge accounting	$ (156,905)	$ (160,583)
Unrealized gain (loss) from available for sale securities	5,284	(2,454)
Unrealized gain (losses) on marketable securities	$ 2,421	$ 420	$ (1,003)
1999 Stock Incentive Plan [Member]
Shareholders Equity [Line Items]
Number of shares outstanding	0	0	0
Number of options available for future grants	0	0	0
Ordinary Shares [Member]
Shareholders Equity [Line Items]
Description of voting power allocated to the founders' shares	Two-thirds of the voting power of all of the Company’s shares is allocated to the ordinary shares.
Founders' Shares [Member]
Shareholders Equity [Line Items]
Description of voting power allocated to the founders' shares	One-third of the voting power of all of the Company’s shares is allocated to the founders’ shares.